Stock-Based Compensation	6 Months Ended
Jun. 30, 2024
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 11 - STOCK-BASED COMPENSATION:

Stock Options

As of June 30, 2024, and December 31, 2023, the number of ordinary shares included in the Company’s option plans totaled to 35,874,244 and 30,666,212, respectively.

425,077 out of the outstanding options that have not yet vested as of June 30, 2024, have acceleration mechanisms according to certain terms set forth in the grant agreements primarily in the case of an M&A Transaction which constitutes a Liquidation Event.

As of June 30, 2024, the unrecognized compensation costs related to those unvested stock options are $690 thousand, which are expected to be recognized over a weighted-average period of 1.79 years.

The following is a summary of the status of the Company’s share option plan as of June 30, 2024:

	Six months ended
	June 30, 2024
	Number of Options	Weighted-Average Exercise price
Options outstanding as of December 31, 2023	11,326,943	$0.97
Granted during the period	423,795	$2.39
Exercised during the period	(936,281)	$0.68
Forfeited during the period	(1,451)	$0.86
Options outstanding as of June 30, 2024	10,813,006	$1.06
Options exercisable as of June 30, 2024	9,928,467	$0.96

The following table summarizes information about stock options outstanding as of June 30, 2024:

Outstanding as of June 30, 2024					Exercisable as of June 30, 2024
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$0.15-$0.86	9,942,319	4.39	0.80	23,770	9,551,815	4.31	0.80	22,860
$1.87	3,313	6.53	1.87	4	2,691	6.53	1.87	4
$2.10	16,563	0.51	2.10	18	16,563	0.51	2.10	18
$2.39-$2.40	425,269	6.54	2.39	340	78,632	6.54	2.39	63
$4.99	196,625	5.55	4.99	-	120,144	5.55	4.99	-
$5.36	140,000	5.00	5.36	-	70,000	5.00	5.36	-
$7.58	85,380	4.54	7.58	-	85,380	4.54	7.58	-
$9.07	3,537	4.46	9.07	-	3,242	4.46	9.07	-

The calculated fair value of option grants was estimated using the Black-Scholes option-pricing model with the following assumptions:

	For the Six months ended on June 30, 2024	For the six months ended on June 30, 2023
Expected term	4-5	3-5
Expected volatility	58.56%	48.35%-63.84%
Expected dividend rate	0%	0%
Risk-free rate	3.85%-3.92%	3.62%-4.21%

During the six months period ended on June 30, 2024, 423,795 options were granted to related parties (please refer to Note 15 for further information).

As of June 30, 2024, the unrecognized compensation costs related to unvested stock options was $1,946 thousand, which are expected to be recognized over a weighted-average period of 1.15 years.

The weighted-average fair value of the options that were granted during the period ended June 30, 2024 was $2.39 at the grant date.

The total intrinsic value of options exercised during the period of six months ended June 30, 2024 and 2023 was $1,821 and $7,965 thousand, respectively.

The following table presents the classification of the stock options expenses for the periods indicated:

	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
	U.S. dollars in thousands

Cost of revenue	88	96	44	46
Research and development	441	631	218	309
Sales and marketing	490	570	241	278
General and administrative	563	1,350	187	671
Total stock-based compensation	1,582	2,647	690	1,304

Restricted Stock Units

The following is a summary of the status of the Company’s RSU’s as of June 30, 2024, as well as changes during the period of six months ended June 30, 2024:

	Number of RSUs	Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the year	5,442,313	$5.26
Granted during the period	5,970,121	$2.17
Vested during the period	(1,483,427)	$5.28
Forfeited during the period	(207,211)	$3.58
Outstanding at the end of the period	9,721,796	$3.36

As of June 30, 2024, the unrecognized compensation cost related to unvested RSUs totaled to approximately $27,957 thousand and is expected to be expensed over a weighted-average recognition period of approximately 2.7 years.

During the six months ended on June 30, 2024, 818,004 RSU’s were granted to several related parties (please refer to Note 15 regarding Related Parties).

The following table presents the classification of RSU’s expenses for the periods indicated:

	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
	U.S. dollars in thousands

Cost of revenue	386	288	199	151
Research and development	2,957	2,779	1,512	1,462
Sales and marketing	1,489	1,197	762	613
General and administrative	1,085	898	572	457
Total stock-based compensation-RSUs	5,917	5,162	3,045	2,683